T. ROWE PRICE DIVIDEND GROWTH ETF

March 31, 2021 (Unaudited)
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)
COMMON STOCKS 97.0%
COMMUNICATION SERVICES 3.2%
Diversified Telecommunication Services 0.2%
AT&T	4,359	132
		132
Entertainment 1.3%
Walt Disney (1)	3,707	684
		684
Media 1.7%
Comcast, Class A	16,311	883
		883
Total Communication Services		1,699
CONSUMER DISCRETIONARY 8.3%
Hotels Restaurants & Leisure 3.4%
Hilton Worldwide Holdings (1)	3,486	422
Las Vegas Sands	4,138	251
Marriott International, Class A (1)	1,902	282
McDonald's	2,345	526
Yum! Brands	2,759	298
		1,779
Multiline Retail 1.3%
Dollar General	3,367	682
		682
Specialty Retail 3.1%
Home Depot	2,196	670
Ross Stores	5,792	695
Tractor Supply	1,402	248
		1,613
Textiles, Apparel & Luxury Goods 0.5%
NIKE, Class B	1,959	260
		260
Total Consumer Discretionary		4,334
CONSUMER STAPLES 6.6%
Beverages 2.8%
Coca-Cola	11,255	593
Diageo, ADR	1,049	172
PepsiCo	4,997	707
		1,472
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE DIVIDEND GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
Food & Staples Retailing 0.5%
Costco Wholesale	833	294
		294
Food Products 2.2%
McCormick, SH	3,472	310
Mondelez International, Class A	14,104	825
		1,135
Household Products 0.4%
Colgate-Palmolive	2,422	191
Kimberly-Clark	99	14
		205
Tobacco 0.7%
Philip Morris International	4,160	369
		369
Total Consumer Staples		3,475
ENERGY 1.3%
Oil, Gas & Consumable Fuels 1.3%
EOG Resources	4,889	355
TC Energy	318	14
TOTAL SE, ADR	6,882	320
Total Energy		689
FINANCIALS 14.0%
Banks 4.9%
Bank of America	10,200	395
JPMorgan Chase & Co.	7,988	1,216
PNC Financial Services Group	1,886	331
Wells Fargo & Co.	16,572	647
		2,589
Capital Markets 3.8%
Charles Schwab	9,806	639
CME Group	1,425	291
Morgan Stanley	9,351	726
S&P Global	1,029	363
		2,019
Consumer Finance 0.5%
American Express	1,666	236
		236
Insurance 4.8%
Aon, Class A	2,072	477
Chubb	4,486	709
Marsh & McLennan	6,529	795
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE DIVIDEND GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
Progressive	2,296	219
Willis Towers Watson	1,389	318
		2,518
Total Financials		7,362
HEALTH CARE 15.9%
Biotechnology 1.4%
AbbVie	6,640	719
		719
Health Care Equipment & Supplies 5.4%
Becton Dickinson & Co.	2,200	535
Danaher	5,301	1,193
Medtronic	4,143	489
Stryker	2,593	632
		2,849
Health Care Providers & Services 3.0%
Cigna	1,748	423
CVS Health	212	16
UnitedHealth Group	3,009	1,119
		1,558
Life Sciences Tools & Services 2.6%
Agilent Technologies	4,410	561
Thermo Fisher Scientific	1,821	831
		1,392
Pharmaceuticals 3.5%
AstraZeneca, ADR	5,100	253
Eli Lilly & Co.	2,267	423
Johnson & Johnson	3,533	581
Merck & Co.	80	6
Pfizer	518	19
Zoetis	3,497	551
		1,833
Total Health Care		8,351
INDUSTRIALS & BUSINESS SERVICES 13.3%
Aerospace & Defense 1.0%
Howmet Aerospace (1)	4,920	158
Northrop Grumman	1,131	366
		524
Air Freight & Logistics 1.0%
United Parcel Service, Class B	3,175	540
		540
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE DIVIDEND GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
Commercial Services & Supplies 1.4%
Cintas	453	155
Waste Connections	5,428	586
		741
Electrical Equipment 0.3%
Rockwell Automation	596	158
		158
Industrial Conglomerates 4.3%
General Electric	58,400	767
Honeywell International	3,542	769
Roper Technologies	1,778	717
		2,253
Machinery 2.7%
Caterpillar	660	153
Cummins	925	239
Deere	650	243
Fortive	3,681	260
Illinois Tool Works	1,502	333
PACCAR	1,957	182
		1,410
Professional Services 0.7%
Equifax	1,916	347
		347
Road & Rail 1.9%
JB Hunt Transport Services	2,182	367
Union Pacific	2,845	627
		994
Total Industrials & Business Services		6,967
INFORMATION TECHNOLOGY 21.4%
Electronic Equipment, Instruments & Components 1.4%
Amphenol, Class A	5,136	339
TE Connectivity	3,211	414
		753
IT Services 7.1%
Accenture, Class A	3,459	955
Automatic Data Processing	1,777	335
Broadridge Financial Solutions	2,785	426
Fidelity National Information Services	4,101	577
Visa, Class A	6,682	1,415
		3,708
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE DIVIDEND GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
Semiconductors & Semiconductor Equipment 4.0%
Applied Materials	4,582	612
Microchip Technology	2,707	420
QUALCOMM	1,589	211
Texas Instruments	4,502	851
		2,094
Software 5.4%
Microsoft	12,066	2,845
		2,845
Technology Hardware, Storage & Peripherals 3.5%
Apple	15,044	1,838
		1,838
Total Information Technology		11,238
MATERIALS 5.7%
Chemicals 3.1%
Air Products & Chemicals	1,338	377
Ecolab	266	57
Linde	1,660	465
PPG Industries	1,025	154
RPM International	2,986	274
Sherwin-Williams	403	297
		1,624
Containers & Packaging 2.6%
Avery Dennison	2,512	461
Ball	7,361	624
Sealed Air	5,996	275
		1,360
Total Materials		2,984
REAL ESTATE 3.1%
Equity Real Estate Investment Trusts 3.1%
American Tower, REIT	2,610	624
Crown Castle International, REIT	2,357	406
Equity Residential, REIT	8,556	613
Total Real Estate		1,643
UTILITIES 4.2%
Electric Utilities 2.0%
American Electric Power	3,602	305
Eversource Energy	1,949	169
NextEra Energy	7,359	556
		1,030
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE DIVIDEND GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
Gas Utilities 0.6%
Atmos Energy	3,317	328
		328
Multi-Utilities 1.2%
Ameren	3,103	252
Sempra Energy	2,912	386
		638
Water Utilities 0.4%
American Water Works	1,451	218
		218
Total Utilities		2,214
Total Common Stocks (Cost $45,533)		50,956
SHORT-TERM INVESTMENTS 2.9%
Money Market Funds 2.9%
State Street Institutional U.S. Government Money Market Fund, 0.04% (2)	1,512,043	1,512
Total Short-Term Investments (Cost $1,512)		1,512
Total Investments in Securities 99.9% of Net Assets (Cost $47,045)		$52,468
Other Assets Less Liabilities 0.1%		75
Net Assets 100.0%		$52,543

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing.
(2)	Seven-day yield
ADR	American Depositary Receipts
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE DIVIDEND GROWTH ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Dividend Growth ETF (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The fund is considered an actively-managed exchange-traded fund (ETF) that does not disclose its portfolio holdings daily, which is different from a traditional ETF and may create additional risks. For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.
Security Valuation
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices.

T. ROWE PRICE DIVIDEND GROWTH ETF

A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.
Valuation Inputs
On March 31, 2021, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
ETF786-054Q1
03/2021